Long-Term Investments - Summary of Movement of Carrying Value of Equity Investments Accounted Using Measurement Alternative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Term Investments [Abstract]
Long-term investment at the beginning of the year	¥ 212,700	¥ 264,151	¥ 344,362
Addition		16,700
Disposal	0	(67,475)	(23,310)
Unrealized upward adjustments			19,059
Impairment			(69,156)
Foreign currency translation adjustments		(676)	(6,804)
Long-term investment at the end of the year	¥ 212,700	¥ 212,700	¥ 264,151